Financial assets at amortized cost - Reverse Repurchase Agreements (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reverse Repurchase Agreements [Abstract]
BCRA repos	$ 52,564,802	$ 267,934,977
Allowances for ECL	(91,594)	(322,495)
TOTAL	$ 52,473,208	$ 267,612,482